Consolidated Condensed Schedules Of Investments (The Frontier Fund - Parenthetical) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Cost of Investment in Berkeley Quantitative Colorado Fund L L C	$ 8,487,603
Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Cost of Investment in Berkeley Quantitative Colorado Fund L L C		10,000,000
U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Face Value	36,500,000	36,500,000
Rate	3.875%	3.875%
Cost	38,125,391	38,125,391
Debt Instrument, Maturity Date	Feb. 15, 2013	Feb. 15, 2013
U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Face Value	36,700,000	36,700,000
Rate	4.00%	4.00%
Cost	$ 38,016,039	$ 38,016,039
Debt Instrument, Maturity Date	Feb. 15, 2015	Feb. 15, 2015
Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Number of Contracts	152
Settling	Dec. 01, 2013
Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Number of Contracts		3,001
Settling		May 01, 2011
Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Number of Contracts		3,715
Settling		Apr. 01, 2011
Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Number of Contracts		4,149
Settling		Dec. 01, 2012
Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Number of Contracts		2,735
Settling		May 01, 2011
Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Number of Contracts		3,501
Settling		Mar. 01, 2011
Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Number of Contracts		7,297
Settling		Feb. 01, 2011
Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Number of Contracts		4,955
Settling		Dec. 01, 2011
Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Number of Contracts		3,239
Settling		Feb. 01, 2011
Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Number of Contracts		1,550
Settling		Mar. 01, 2011
Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Number of Contracts		3,482
Settling		Mar. 01, 2011
Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Termination date		Jun. 06, 2014
Swaps [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Termination date	Nov. 06, 2012	Nov. 06, 2012